INVESTMENTS (Tables)	3 Months Ended
Mar. 31, 2023
SCHEDULE OF INVESTMENTS
Balance at December 31, 2022	$192,583
Change in fair value	57,033
Balance at March 31, 2023	$249,616

SCHEDULE OF FAIR VALUE OF INVESTMENT	Fair value of investments is comprised of:
Public company shares	$114,286
Private company shares	135,330
Balance at March 31, 2023	$249,616

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTION FOR FAIR VALUES WARRANTS
December 31, 2022
Risk free interest rate	4.07%
Expected volatility	116.00%
Expected life	0.21 years
Expected dividend yield	0%